Dennett Property Finance DAC ABS-15G

Exhibit 99.1

The Board of Directors of

Rathlin Residential 2021-1 Designated Activity Company

1-2 Victoria Buildings
Haddington Road
Dublin 4

Ireland

(the “Issuer”)

The Board of Directors of

Dennett Property Finance Designated Activity Company

1-2 Victoria Buildings

Haddington Road

Dublin 4

Ireland

(the “Seller”)

Morgan Stanley & Co. International plc

25 Cabot Square

Canary Wharf

London

E14 4QA

(the “Arranger”)

Deutsche Bank AG

Taunusanlage 12,

60325 Frankfurt Am Main,

Federal Republic of Germany

(and together with the Arranger, the “Joint Lead Managers”)

and the other Managers (as defined in Appendix 1 of the Engagement Letter)

31 August 2021

Dear Sirs/Madams,

PROPOSED ISSUE BY RATHLIN RESIDENTIAL 2021-1 DAC OF RESIDENTIAL MORTGAGE BACKED FLOATING RATE NOTES (the “Issue”)

We have performed the procedures enumerated below on certain mortgages (the “Loan Pool”), which were agreed to by the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers (as defined in Appendix 1 of the Engagement Letter). The procedures were performed to assist you in evaluating the validity of certain characteristics of the Loan Pool. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Board of Directors of the Seller, the Arranger, the Joint Lead Managers and the Managers identified in Appendix 1 of the Engagement Letter who have agreed to participate in the proposed Issue.

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© 2021 Deloitte LLP. All rights reserved.

These procedures were established with the Issuer and the Seller and the sufficiency of the procedures is solely the responsibility of the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers as discussed above. The Issuer and the Seller shall be solely responsible for providing accurate and complete information requested by Deloitte necessary to perform the procedures. Deloitte has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer and the Seller, even if Deloitte had reason to know or should have known of such inaccuracy or incompleteness.

The procedures that we performed and our findings are as follows:

1.	Scope of our work and factual findings

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed Upon Procedures”).

The Issuer provided us with a data file ‘Deenish_Datatape_Apr21_v6.xlsx’ (the “First Pool Run”) containing information for each of the 3,384 secured mortgage loans in the Loan Pool as at 30 April 2021.

A random sample of 441 loans was selected from the First Pool Run using the sampling approach below (the “Sample”).

The Issuer then provided the data files ‘NEW Deloitte sample 441+20.xlsx’ and ‘Security Addresses -NEW Deloitte sample 441+20 15JUL21.xlsx’ containing additional information for each loan in the Sample (and together with the First Pool Run, the “Sample Pool”) as at 30 April 2021 (the “Cut-off Date”).

We have carried out the Agreed upon Procedures on the Sample Pool during the period July to August 2021.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.19 under the Agreed upon Procedures sections below, has been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was the offer letter, the valuation report, the land registry charge, the registry of deeds, the file ‘Deenish - Portfolio Report - 30APR2021.xlsx’ (the “System Extract”), the files ‘9.6.2.9 2020-02-21DeenishLiveMigration-PropertyCollateral.xlsx’, ‘9.20.2.10 PropertyCollateral_v1.0.xlsx’, ‘9.15.2.10 PropertyCollateral_v1.0.xlsx’, ‘PropertyCollateral_v1.0.xlsx (together the “Migration Valuation Data”) and screenshots of the primary system (together with the System Extract, the “System”).

Objectives

On the assumption that the information in the First Pool Run is a complete and accurate representation of the Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that we are 99% confident that not more than 1% of the population of the Loan Pool contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the Loan Pool and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

2.	Pool agreed upon procedures

For each loan in the Sample Pool we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error.

2.1	Borrower Name

2.1.1	For each loan in the Sample Pool, we have confirmed whether the borrower name shown on the Sample Pool agreed to the name of any one of the borrowers shown on the offer letter or offer acceptance letter. We found the borrower name agreed to the offer letter or offer acceptance letter, except for 7 cases.

DT Ref	Description of error
DT163	Missing Offer
DT200	Missing Offer
DT208	Missing Offer
DT307	Missing Offer
DT308	Missing Offer
DT422	Missing Offer
DT438	Missing Offer

As a result of the procedures performed there is a 99% confidence that not more than 4% of the First Pool Run contained errors.

2.1.2	For each loan in the Sample Pool, we have confirmed whether the borrower name shown on the Sample Pool agreed to the name of any one of the borrowers shown on the land registry charge or registry of deeds. We found the borrower name agreed to the land registry charge or registry of deeds, except for 1 case.

DT Ref	Description of error
DT350	Borrower first name incorrect on land registry charge

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.2	Property Address

2.2.1	For each loan in the Sample Pool, we have confirmed the property address shown on the Sample Pool agreed to that shown on the offer letter. We found the property address agreed to the offer letter, except for 11 cases.

DT Ref	Description of error
DT2	Acceptance of Offer only on file
DT45	Acceptance of Offer only on file
DT119	Acceptance of Offer only on file
DT163	Missing Offer
DT200	Missing Offer
DT208	Missing Offer
DT307	Missing Offer
DT308	Missing Offer
DT357	Acceptance of Offer only on file
DT422	Missing Offer
DT438	Missing Offer

As a result of the procedures performed there is a 99% confidence that not more than 5% of the First Pool Run contained errors.

2.2.2	For each loan in the Sample Pool, we have confirmed the property address shown on the Sample Pool agreed to that shown on the valuation report or System. We found the property address agreed to the valuation report or System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.3	Occupancy Type

For each loan in the Sample Pool, we have confirmed the occupancy type shown on the Sample Pool agreed to that shown on the System. We found the occupancy type agreed to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.4	Valuation

2.4.1	Current Valuation Type

For each loan in the Sample Pool, we have confirmed the current valuation type shown on the Sample Pool agreed to that shown on the valuation report or the Migration Valuation Data. We found the current valuation type agreed to the valuation report or the Migration Valuation Data, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.4.2	Valuation Amount

For each loan in the Sample Pool, we have confirmed whether the current valuation amount shown on the Sample Pool agreed to that shown on the current valuation report or System. We found the valuation amount agreed to the valuation report or System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.4.3	Valuation Date

For each loan in the Sample Pool, we have confirmed whether the current valuation date shown on the Sample Pool agreed to that shown on the valuation report or System. We found the current valuation date agreed to the valuation report or System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.4.4	Property Type

For each loan in the Sample Pool, we have confirmed whether the property type shown on the Sample Pool agreed to that shown on the valuation report or the System. We found the property description agreed to the valuation report or the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.5	Document Signatory

For each loan in the Sample Pool, we have confirmed whether the offer letter or offer acceptance letter was signed in the space designated for the borrower. We found the offer letter or offer acceptance letter was signed in the space designated for the borrower, except for 7 cases.

DT Ref	Description of error
DT163	Missing Offer
DT200	Missing Offer
DT208	Missing Offer
DT307	Missing Offer
DT308	Missing Offer
DT422	Missing Offer
DT438	Missing Offer

As a result of the procedures performed there is a 99% confidence that not more than 4% of the First Pool Run contained errors.

2.6	Loan Origination Date

For each loan in the Sample Pool, we have confirmed whether the loan origination date shown on the Sample Pool agreed to that shown on the System. We found the loan origination date agreed to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.7	Original Loan Balance

For each loan in the Sample Pool, we have confirmed whether the original loan balance shown on the Sample Pool agreed to that shown on the offer or the System. We found the original loan balance agreed to the offer or the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.8	Loan Currency

For each loan in the Sample Pool, we have confirmed whether the loan currency shown on the Sample Pool agreed to that shown on the System. We found the loan currency agreed to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.9	Repayment Method

For each loan in the Sample Pool, we have confirmed whether the repayment method shown on the Sample Pool agreed to that shown on the offer letter, or where this had changed over the course of the loan, to the System. We found the repayment method agreed to the offer letter, or to the System where this had changed, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.10	Interest Rate Product

For each loan in the Sample Pool, we have confirmed whether the interest rate product shown on the Sample Pool agreed to that shown on the offer letter, or where this had changed over the course of the loan, to the System. We found the interest rate product agreed to the offer letter, or to the System where this had changed, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.11	Loan Term

For each loan in the Sample Pool, we have confirmed whether the loan term shown on the Sample Pool agreed to that shown on the offer letter, or where this had changed over the course of the loan, to the System. We found the loan term agreed to the offer letter, or to the System where this had changed, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.12	Loan Maturity Date

For each loan in the Sample Pool, we have confirmed whether the loan maturity date shown on the Loan Sample Pool agreed to that shown on the offer letter, or where this had changed over the course of the loan, to the System, to within 1 month. We found the loan maturity date agreed to the offer letter, or to the System where this had changed, to within 1 month, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.13	Current Interest Rate

For each loan in the Sample Pool, we have confirmed whether the current interest rate shown on the Sample Pool agreed to that shown on the offer letter, or where this had changed over the course of the loan, to the System. We found the current interest rate agreed to the offer letter, or to the System where this had changed, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.14	Current Balance

For each loan in the Sample Pool, we have confirmed whether the current balance shown on the Sample Pool agreed to that shown on the System, as the Cut-off-Date. We found the current balance agreed to the System as at the Cut-off-Date, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.15	Payment Due

For each loan in the Sample Pool, we have confirmed whether the payment due shown on the Sample Pool agreed to that shown on the System. We found the payment due amount agreed to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.16	Current Arrears Balance

For each loan in the Sample Pool, we have confirmed whether the current arrears balance shown in the Sample Pool agreed to that shown on the System, as at the Cut-off-Date. We found the current arrears balance agreed to the System as at the Cut-off-Date, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.17	Latest Restructuring Type

For each loan in the Sample Pool, we have confirmed whether the latest restructuring type shown on the Sample Pool agreed to that shown on the System. We found the latest restructuring type agreed to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.18	Latest Restructuring Date

For each loan in the Sample Pool, we have confirmed whether the latest restructuring date shown on the Sample Pool agreed to that shown on the System. We found the latest restructuring date agreed to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.19	Legal Charge

For each loan in the Sample Pool flagged as first charge, we have confirmed the following entities held the first charge; Ulster Bank Ireland DAC, Ulster Bank Ireland Ltd, Pepper Finance Corporation (Ireland) DAC, First Active plc, as shown on the land registry charge or register of deeds. We found the above entities held a first charge, as shown on the land registry charge or register of deeds, except for 4 cases.

DT Ref	Description of error
DT1	No charge registered
DT128	No charge registered
DT245	Land registry charge / register of deeds unavailable
DT246	Land registry charge / register of deeds unavailable

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

3.	Scope of this Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the sufficiency of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

4.	Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 20 August 2021, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Arranger, the Joint Lead Managers and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Dan Keeble on 0207 303 4461.

Yours truly,

Deloitte LLP